May 31, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
ATTN:	Ms. Deborah O’Neal-Johnson Document Control — EDGAR

RE:	Columbia Funds Series Trust II Columbia Equity Value Fund Post-Effective Amendment No. 27 File No. 333-131683/811-21852
Dear Ms. O’Neal-Johnson:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 27 (Amendment). This Amendment was filed electronically on May 26, 2011.
If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Heidi Brommer at (612) 671-2403.

Sincerely,
/s/ Christopher O. Petersen
Christopher O. Petersen
Vice President and Chief Counsel Ameriprise Financial, Inc.